Stock Option and Award Plans and Stock-Based Compensation - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended													6 Months Ended	12 Months Ended																				6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Segment, Discontinued Operations	Dec. 31, 2012 Segment, Discontinued Operations	Dec. 31, 2011 Segment, Discontinued Operations	Dec. 31, 2012 Minimum	Dec. 31, 2012 Maximum	Dec. 31, 2013 Selling, General and Administrative Expenses	Dec. 31, 2012 Selling, General and Administrative Expenses	Dec. 31, 2011 Selling, General and Administrative Expenses	Dec. 31, 2012 SunGard Capital Corp. II	Dec. 31, 2011 SunGard Capital Corp. II	Jun. 30, 2014 Preferred Stock	Dec. 31, 2013 Preferred Stock	Dec. 31, 2013 Preferred Stock SunGard Capital Corp. II	Dec. 31, 2013 Time Based Option Award	Dec. 31, 2013 Time Based Option Award Minimum	Dec. 31, 2013 Time Based Option Award Maximum	Dec. 31, 2013 Performance Based Stock Options	Dec. 31, 2013 Performance Based Stock Options Minimum Awards Granted After May 2011	Dec. 31, 2013 Performance Based Stock Options Maximum Awards Granted After May 2011	Dec. 31, 2013 RSUs	Dec. 31, 2012 RSUs	Dec. 31, 2011 RSUs	Dec. 31, 2013 RSUs Currently Active	Dec. 31, 2012 RSUs Currently Active	Dec. 31, 2013 RSUs Future	Dec. 31, 2013 RSUs Minimum	Dec. 31, 2013 RSUs Maximum	Dec. 31, 2013 Performance Based Restricted Stock Units	Dec. 31, 2013 Stock Appreciation Rights (SARs)	Dec. 31, 2013 Time Based Restricted Stock Units (RSU)	Dec. 31, 2013 Class A Options	Jun. 30, 2014 Class A common stock	Dec. 31, 2013 Class A common stock	Jun. 30, 2014 Class L common stock	Dec. 31, 2013 Class L common stock	Dec. 31, 2013 Preferred Stock	Dec. 31, 2013 Monte Carlo Valuation Model Performance Based Restricted Stock Units Expense to be recognized over the four-year service period	Dec. 31, 2013 Black Scholes Pricing Model Time Based Option Award Expense to be recognized over the four-year service period
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Incentive plan, awards authorized																																				70,000,000		7,000,000	2,500,000
Number of Shares of common or preferred stock in a Unit														0.05	0.05	0.038																			1.3	1.3	0.1444	0.1444
Awards granted, requisite service period							4 years	5 years										4 years	5 years																					4 years	4 years
Options granted, performance period																					12 months	18 months
Option expiration period	10 years
Awards granted, vesting period																													4 years	5 years	10 years
Non cash stock compensation expense				$ 8	$ 6	$ 8			$ 39	$ 31	$ 27																													$ 22	$ 4
Options vested, total fair value	2	4	8
Restricted stock units vested, total fair value																							41	30	21							2
Restricted stock units vested, shares																										3,200,000	2,500,000
Unearned non cash stock based compensation, stock options																	2			1
Unearned non cash stock based compensation, restricted stock units																															31	21	64
Unearned non cash stock based compensation, weighted average recognition period																	2 years 7 months 6 days			2 years 2 months 12 days											3 years 2 months 12 days	3 years 4 months 24 days	2 years 9 months 18 days
Performance option Units earned but not vested	60,000
Intrinsic value of performance option Units earned but not vested	0.4
Equity awards expected to vest, shares																							728,000
Equity awards expected to vest, intrinsic value																							14
Options canceled, shares	2,100,000
Options canceled, weighted average exercise price	$ 14.78																						$ 21.09	$ 21.61	$ 21.41
Awards canceled, shares																							600,000	1,600,000	900,000			600,000						1,300,000
Awards canceled, weighted average exercise price																												$ 21.63						$ 1.79
Incentive plan, shares available for grant															1,000,000																					26,400,000		2,800,000
Options exercised, intrinsic value	4	22	25
Proceed from option exercise		0.20	0.30									0.04	0.08
Proceed from purchase of stock			6										3
Tax benefit from options exercised	1	7	9
Tax Benefit from release of restricted stock units	$ 6	$ 6	$ 2